Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Marketing and Promotional Service	¥ 46,410